Income taxes (Details 2) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax [Line Items]
Deferred income tax liability beginning balance	CAD 35,215
Charged (credited) to income	37,285	CAD (4,614)
Credited to equity		(1,323)
Deferred income tax liability ending balance	72,500	35,215
Net deferred income tax liability (asset) beginning balance	35,215	41,152
Net deferred income tax liability (asset) ending balance	72,500	35,215
Deferred income tax liability [Member]
Income tax [Line Items]
Deferred income tax liability beginning balance	262,101	274,940
Charged (credited) to income	33,315	(12,839)
Deferred income tax liability ending balance	295,416	262,101
Deferred income tax liability [Member] | Property, plant and equipment [member]
Income tax [Line Items]
Deferred income tax liability beginning balance	268,189	262,997
Charged (credited) to income	13,522	5,192
Deferred income tax liability ending balance	281,711	268,189
Deferred income tax liability [Member] | Derivative Asset/liability [Member]
Income tax [Line Items]
Deferred income tax liability beginning balance	(6,088)	11,943
Charged (credited) to income	19,793	(18,031)
Deferred income tax liability ending balance	13,705	(6,088)
Deferred income tax asset [Member]
Income tax [Line Items]
Charged (credited) to income	3,970	8,225
Credited to equity		(1,323)
Deferred income tax asset beginning balance	(226,886)	(233,788)
Deferred income tax asset ending balance	(222,916)	(226,886)
Deferred income tax asset [Member] | Decommissioning liability [Member]
Income tax [Line Items]
Charged (credited) to income	(1,593)	991
Credited to equity		0
Deferred income tax asset beginning balance	(11,073)	(12,064)
Deferred income tax asset ending balance	(12,666)	(11,073)
Deferred income tax asset [Member] | Non-capital losses [member]
Income tax [Line Items]
Charged (credited) to income	5,268	7,200
Credited to equity		(264)
Deferred income tax asset beginning balance	(191,713)	(198,649)
Deferred income tax asset ending balance	(186,445)	(191,713)
Deferred income tax asset [Member] | Other [Member]
Income tax [Line Items]
Charged (credited) to income	295	34
Credited to equity		(1,059)
Deferred income tax asset beginning balance	(24,100)	(23,075)
Deferred income tax asset ending balance	CAD (23,805)	CAD (24,100)